Notes to the consolidated statements of income - Cost of materials (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to the consolidated statements of income
Cost of raw materials, supplies and purchased components	€ 4,305,683	€ 3,696,528	€ 3,601,588
Cost of purchased services	450,417	414,289	398,652
Cost of materials	€ 4,756,100	€ 4,110,817	€ 4,000,240